Note 12 - Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Goodwill [Table Text Block]
	Commercial		Investment
	Real Estate	Engineering	Management	Consolidated
December 31, 2023	$709,062	217,649	1,111,529	$2,038,240
Goodwill acquired during the year	6,431	302,875	-	309,306
Other items	(115)	282	-	167
Foreign exchange	(29,433)	(17,412)	(2,930)	(49,775)
December 31, 2024	685,945	503,394	1,108,599	2,297,938
Goodwill acquired during the year	61,946	23,993	169,081	255,020
Goodwill disposed during the year	(26)	-	-	(26)
Other items	(108)	(154)	-	(262)
Foreign exchange	54,243	15,322	6,993	76,558
December 31, 2025	802,000	542,555	1,284,673	2,629,228
Goodwill	831,583	542,555	1,284,673	2,658,811
Accumulated impairment loss	(29,583)	-	-	(29,583)
	$802,000	$542,555	$1,284,673	$2,629,228